UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-21621

Name of Fund:  Defined Strategy Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Mitchell M. Cox, Chief Executive
       Officer, Defined Strategy Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end:  09/30/05

Date of reporting period:  04/01/2005 - 06/30/2005

Item 1 - Schedule of Investments


Defined Strategy Fund Inc.

Schedule of Investments as of June 30, 2005

Industry*                            Shares Held    Common Stocks                                                      Value
Automobiles - 8.9%                       356,928    General Motors Corp.                                          $    12,135,552

Beverages - 10.2%                        333,035    The Coca-Cola Co.                                                  13,904,211

Biotechnology - 15.6%                    145,000    Amgen, Inc. (b)                                                     8,766,700
                                         284,431    Gilead Sciences, Inc. (b)                                          12,512,120
                                                                                                                  ---------------
                                                                                                                       21,278,820

Capital Markets - 7.4%                   720,243    E*Trade Financial Corp. (b)                                        10,076,200

Chemicals - 9.2%                         291,133    E.I. du Pont de Nemours & Co.                                      12,521,630

Computers & Peripherals - 6.7%           230,000    Dell, Inc. (b)                                                      9,087,300

Diversified Consumer Services - 6.7%     117,502    Apollo Group, Inc. Class A (b)                                      9,191,006

Diversified Financial Services - 19.0%   281,956    Citigroup, Inc.                                                    13,034,826
                                         366,102    JPMorgan Chase & Co.                                               12,930,723
                                                                                                                  ---------------
                                                                                                                       25,965,549

Diversified Telecommunication            553,497    SBC Communications, Inc.                                           13,145,554
Services - 18.6%                         352,498    Verizon Communications, Inc.                                       12,178,806
                                                                                                                  ---------------
                                                                                                                       25,324,360

Food & Staples Retailing - 7.8%          557,000    The Kroger Co. (b)                                                 10,599,710

Health Care Equipment &                  275,000    Boston Scientific Corp. (b)                                         7,425,000
Supplies - 5.4%

Health Care Providers &                  246,000    Express Scripts, Inc. (b)                                          12,295,080
Services - 9.0%

Multiline Retail - 8.2%                  199,957    Kohl's Corp. (b)                                                   11,179,596

Pharmaceuticals - 27.1%                  222,118    Forest Laboratories, Inc. (b)                                       8,629,284
                                         443,555    Merck & Co., Inc.                                                  13,661,494
                                         530,343    Pfizer, Inc.                                                       14,626,860
                                                                                                                  ---------------
                                                                                                                       36,917,638

Road & Rail - 8.3%                       488,400    Swift Transportation Co., Inc. (b)                                 11,374,836

Semiconductors & Semiconductor           825,000    Micron Technology, Inc. (b)                                         8,423,250
Equipment - 6.2%

Software - 6.5%                          675,000    Oracle Corp. (b)                                                    8,910,000

Specialty Retail - 14.0%                 104,000    Autozone, Inc. (b)                                                  9,615,840
                                         228,311    Bed Bath & Beyond, Inc. (b)                                         9,538,833
                                                                                                                  ---------------
                                                                                                                       19,154,673

Tobacco - 10.4%                          218,515    Altria Group, Inc.                                                 14,129,180

                                                    Total Investments in Common Stock
                                                    (Cost - $279,531,391) - 205.2%                                    279,893,591


                                      Beneficial
                                        Interest    Short-Term Securities
                                  $    2,034,829    Merrill Lynch Liquidity Series, LLC
                                                    Cash Sweep Series I (a)                                             2,034,829

                                                    Total Investments in Short-Term Securities
                                                    (Cost - $2,034,829) - 1.5%                                          2,034,829

Total Investments (Cost - $281,566,220**) - 206.7%                                                                    281,928,420
Liabilities in Excess of Other Assets - (106.7%)                                                                    (145,545,183)
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $   136,383,237
                                                                                                                  ===============

  * For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

 ** The cost and unrealized appreciation (depreciation) of investments as of June 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                        $     281,566,220
                                                          =================
    Gross unrealized appreciation                         $      12,655,547
    Gross unrealized depreciation                              (12,293,347)
                                                          -----------------
    Net unrealized appreciation                           $         362,200
                                                          =================


(a) Investments in companies considered to be an affiliate of the Fund (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:


                                                                   Interest
    Affiliate                                    Net Activity        Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                        $2,034,829        $34,621


(b) Non-income producing security.

    Variable prepaid forward contracts as of June 30, 2005 were as follows:

    Shares Held     Issue+                                            Value

    145,000         Amgen, Inc.                            $    (8,690,647)
    117,502         Apollo Group, Inc.                          (9,071,616)
    104,000         Autozone, Inc.                              (9,469,554)
    228,311         Bed, Bath & Beyond, Inc.                    (9,400,607)
    275,000         Boston Scientific Corp.                     (7,399,260)
    230,000         Dell, Inc.                                  (8,983,800)
    720,243         E*Trade Financial Corp.                     (9,906,554)
    246,000         Express Scripts, Inc.                      (12,034,910)
    222,118         Forest Laboratories, Inc.                   (8,544,049)
    284,431         Gilead Sciences, Inc.                      (12,258,350)
    199,957         Kohl's Corp.                               (10,926,910)
    557,000         The Kroger Co.                             (10,400,805)
    825,000         Micron Technology, Inc.                     (8,333,738)
    675,000         Oracle Corp.                                (8,817,323)
    488,400         Swift Transportation Co., Inc.             (11,159,144)
                                                           ----------------
                    Total (Proceeds - $138,373,179)        $  (145,397,267)
                                                           ================

    + Non-income producing securities.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Defined Strategy Fund, Inc.


By:    /s/ Mitchell M. Cox
       -------------------
       Mitchell M. Cox
       Chief Executive Officer
       Defined Strategy Fund, Inc.


Date:  August 19, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:    /s/ Mitchell M. Cox
       -------------------
       Mitchell M. Cox
       Chief Executive Officer
       Defined Strategy Fund, Inc.


Date:  August 19, 2005


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Defined Strategy Fund, Inc.


Date:  August 19, 2005